INCOME TAXES - Valuation allowance (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Uncertain tax benefits
Interest or penalty expense		¥ 0.0			¥ 0.0	¥ 0.0
Roll-forward of the unrecognized tax benefits
Balance at the beginning of the year	¥ 90.0	85.0			67.0	65.0
Addition for tax positions		5.0			18.0	2.0
Balance at the end of the year		¥ 90.0			¥ 85.0	67.0
Withholding income tax rate (in %)		10.00%	10.00%	10.00%
Withholding income tax rate with Hong Kong as holding company (in %)		5.00%	5.00%	5.00%
Percentage holding of the PRC company (in %)		25	25	25
PRC dividend withholding tax accrued		¥ 322.0				¥ 75.0
Percentage of dividend distribution on current year net income						45.00%
Minimum percentage of sole discretion and distribute ordinary dividends					60.00%
Provision for dividend withholding tax accrued		¥ 0.0
Period of statute of limitations (in years)		3 years	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount (in years)		5 years	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 0.1
Period of statute of limitations for transfer pricing issues (in years)		10 years	10 years	10 years
Tax paid by large multination enterprises		15.00%	15.00%	15.00%
Revenues		¥ 25,307.0	$ 3,618	€ 750	¥ 23,891.0	¥ 21,882.0
Forecast
Roll-forward of the unrecognized tax benefits
Tax liability reduction due to unrecognized tax benefits	¥ 0.2
GERMANY
Valuation allowance
Tax loss carryforwards		2,720.0
Roll-forward of the unrecognized tax benefits
Revenues		3,400.0			3,544.0	3,324.0
CHINA
Valuation allowance
Tax loss carryforwards, expire between 2026 and 2030		1,734.0
Roll-forward of the unrecognized tax benefits
Revenues		¥ 20,499.0			¥ 18,984.0	¥ 17,393.0
Maximum
Roll-forward of the unrecognized tax benefits
Extended limitation tax evasion period (in years)		10 years	10 years	10 years
Minimum
Roll-forward of the unrecognized tax benefits
Extended limitation tax evasion period (in years)		5 years	5 years	5 years